Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	May 14, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Equity
Share capital, shares outstanding (in shares)	78,843,586	77,858,502	77,858,502	77,858,502	77,858,502
Ordinary shares issued (in dollars per share)	$ 1.00	$ 1.00	$ 2.50